AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
REITs - 99.7%
Apartments - 17.5%
American Campus Communities, Inc.	96,060	$4,146,910
AvalonBay Communities, Inc.	24,815	4,578,616
Equity Residential	45,630	3,268,477
Essex Property Trust, Inc.	13,810	3,754,110
Invitation Homes, Inc.	259,608	8,304,860
Mid-America Apartment Communities, Inc.	11,550	1,667,358
UDR, Inc.	90,472	3,968,102

Total Apartments		29,688,433
Diversified - 34.7%
American Assets Trust, Inc.	53,264	1,727,884
American Tower Corp.	60,052	14,356,031
Broadstone Net Lease, Inc.	119,230	2,181,909
Crown Castle International Corp.	51,113	8,798,081
Digital Realty Trust, Inc.	15,640	2,202,738
Duke Realty Corp.	60,930	2,554,795
Equinix, Inc.	15,307	10,402,484
Gaming and Leisure Properties, Inc.	17,458	740,743
Outfront Media, Inc.	55,070	1,202,178
SBA Communications Corp.	32,050	8,895,477
VICI Properties, Inc.	50,383	1,422,816
Weyerhaeuser Co.	123,140	4,383,784

Total Diversified		58,868,920
Health Care - 9.1%
Diversified Healthcare Trust	81,680	390,430
Healthpeak Properties, Inc.	47,350	1,502,889
Medical Properties Trust, Inc.	127,570	2,714,690
Sabra Health Care, Inc.	96,529	1,675,744
Ventas, Inc.	23,539	1,255,570
Welltower, Inc.	110,899	7,943,695

Total Health Care		15,483,018
Hotels - 3.2%
Apple Hospitality, Inc.	37,096	540,489
Host Hotels & Resorts, Inc.	170,802	2,878,014
Park Hotels & Resorts, Inc.	5,551	119,791
Ryman Hospitality Properties, Inc.	23,934	1,855,124

Total Hotels		5,393,418
Manufactured Homes - 2.7%
Sun Communities, Inc.	30,610	4,592,725
Office Property - 7.9%
Columbia Property Trust, Inc.	79,070	1,352,097
Cousins Properties, Inc.	93,550	3,306,992
	Shares	Value

Douglas Emmett, Inc.	51,682	$1,622,815
JBG SMITH Properties	78,777	2,504,321
Kilroy Realty Corp.	28,990	1,902,614
VEREIT, Inc.	70,320	2,715,758

Total Office Property		13,404,597
Regional Malls - 0.2%
Simon Property Group, Inc.	2,830	321,969
Shopping Centers - 9.0%
Acadia Realty Trust	93,820	1,779,765
Agree Realty Corp.	55,460	3,733,013
Brixmor Property Group, Inc.	102,101	2,065,503
Federal Realty Investment Trust	20,373	2,066,841
NETSTREIT Corp.	74,280	1,373,437
Regency Centers Corp.	33,390	1,893,547
Retail Properties of America, Inc., Class A	186,193	1,951,303
Weingarten Realty Investors	18,430	495,951

Total Shopping Centers		15,359,360
Storage - 4.6%
Extra Space Storage, Inc.	17,200	2,279,860
Life Storage, Inc.	63,736	5,478,109

Total Storage		7,757,969
Warehouse/Industrials - 10.8%
Americold Realty Trust	64,917	2,497,357
CyrusOne, Inc.	20,850	1,411,962
First Industrial Realty Trust, Inc.	67,300	3,081,667
Prologis, Inc.	93,340	9,894,040
Rexford Industrial Realty, Inc.	30,400	1,532,160

Total Warehouse/Industrials		18,417,186

Total REITs (Cost $142,845,458)		169,287,595
Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	255,692	255,692
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[1]	255,692	255,692
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[1]	263,440	263,440

Total Short-Term Investments (Cost $774,824)		774,824
Total Investments - 100.1% (Cost $143,620,282)		170,062,419

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (0.1)%	$(234,767)
Net Assets - 100.0%	$169,827,652

[1]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REITs	Real Estate Investment Trusts
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
REITs†	$169,287,595	—	—	$169,287,595
Short-Term Investments
Other Investment Companies	774,824	—	—	774,824
Total Investments in Securities	$170,062,419	—	—	$170,062,419

†	All REITs held in the Fund are Level 1 securities. For a detailed breakout of REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.